UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  01/23/09
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   63,126
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fd  BARCLAYS TIPS BD 464287176     1687 17000.000SH       SOLE                15800.000          1200.000
3M Company                     COM              88579y101      368     6400 SH       SOLE                     5500               900
AT&T Inc.                      COM              00206r102      915    32100 SH       SOLE                    30200              1900
Allergan                       COM              018490102      927    23000 SH       SOLE                    21000              2000
Ansys Inc                      COM              03662q105     1209    43350 SH       SOLE                    41250              2100
Apache Corp                    COM              037411105     1092    14650 SH       SOLE                    13850               800
BHP Billiton PLC               SPONSORED ADR    05545E209      277     6450 SH       SOLE                     5700               750
Berkshire Hathaway             CL A             084670108     1063       11 SH       SOLE                        9                 2
Berkshire Hathaway             CL B             084670207     4789     1490 SH       SOLE                     1360               130
Boeing Co                      COM              097023105      668    15652 SH       SOLE                    15352               300
Burlington Northern Santa Fe   COM              12189T104     1707    22550 SH       SOLE                    21350              1200
C.H. Robinson Worldwide        COM NEW          12541w209     1092    19850 SH       SOLE                    18850              1000
Chevron                        COM              166764100     2406    32521 SH       SOLE                    30087              2434
City National Corp             COM              178566105      268     5512 SH       SOLE                     3912              1600
Colonial Properties Trust      COM SH BEN INT   195872106      337    40506 SH       SOLE                    39206              1300
Companhia Vale Do Rio Doce     SPONSORED ADR    204412209      521    43000 SH       SOLE                    40500              2500
ConocoPhillips                 COM              20825c104     1344    25950 SH       SOLE                    24550              1400
Consolidated Tomoka Land       COM              210226106      372     9751 SH       SOLE                     9751
Costco Wholesale Corp          COM              22160K105     1962    37375 SH       SOLE                    34875              2500
Dentsply International         COM              249030107     1607    56907 SH       SOLE                    51707              5200
Expeditors Intl Wash           COM              302130109     3490   104907 SH       SOLE                    97557              7350
Express 1 Expedited Solutions  COM              30217Q108       71    62000 SH       SOLE                    62000
Exxon Mobil                    COM              30231g102     2812    35230 SH       SOLE                    32697              2533
Gabelli Global Gold Nat Res In COM SHS BEN INT  36244N109      363    27732 SH       SOLE                    26432              1300
Genentech                      COM NEW          368710406      203     2450 SH       SOLE                     2450
General Dynamics               COM              369550108     2422    42050 SH       SOLE                    39850              2200
Goldman Sachs                  COM              38141g104      268     3170 SH       SOLE                     3070               100
Google Inc                     CL A             38259P508      983     3195 SH       SOLE                     3033               162
Home Depot Inc                 COM              437076102      291    12655 SH       SOLE                    12455               200
Intel Corp                     COM              458140100      528    36000 SH       SOLE                    35100               900
Jacobs Engineering Group Inc   COM              469814107     2453    51000 SH       SOLE                    49500              1500
Johnson & Johnson              COM              478160104     2964    49540 SH       SOLE                    45320              4220
Leucadia National              COM              527288104     2008   101400 SH       SOLE                    95000              6400
McDonalds Corp                 COM              580135101     2177    35000 SH       SOLE                    33650              1350
Mission West Properties        COM              605203108      246    32121 SH       SOLE                    28521              3600
Novartis AG                    SPONSORED ADR    66987v109     1774    35650 SH       SOLE                    33450              2200
Paychex, Inc                   COM              704326107     1519    57800 SH       SOLE                    53800              4000
Pepsico Incorporated           COM              713448108      268     4900 SH       SOLE                     4900
Plum Creek Timber              COM              729251108     2170    62450 SH       SOLE                    56650              5800
Procter & Gamble               COM              742718109      519     8395 SH       SOLE                     8395
Prologis                       SH BEN INT       743410102      540    38857 SH       SOLE                    35857              3000
Public Storage Inc             COM              74460d109     1447    18200 SH       SOLE                    17250               950
Rohm & Haas                    COM              775371107      327     5300 SH       SOLE                     5000               300
Singapore Fund                 COM              82929L109      171    22000 SH       SOLE                    20400              1600
Spdr Gold Trust                GOLD SHS         78463v107     1107    12800 SH       SOLE                    11500              1300
St. Joe Company                COM              790148100      373    15350 SH       SOLE                    14350              1000
Stryker Corp                   COM              863667101     1805    45191 SH       SOLE                    41591              3600
Suncor Energy                  COM              867229106      253    12950 SH       SOLE                    12050               900
Swiss Helvetia Fund            COM              870875101      206    16581 SH       SOLE                    14102              2479
T. Rowe Price Group Inc        COM              74144T108      512    14450 SH       SOLE                    14250               200
Tata Motors LTD                SPONSORED ADR    876568502      131    29500 SH       SOLE                    29500
Teck Cominco LTD               CL B             878742204       81    16500 SH       SOLE                    15650               850
U.S. Bancorp                   COM              902973304     1617    64650 SH       SOLE                    61150              3500
Verizon Communications         COM              92343V104      626    18459 SH       SOLE                    17809               650
Wal-Mart Stores                COM              931142103      359     6400 SH       SOLE                     6200               200
Wells Fargo & Co               COM              949746101      895    30350 SH       SOLE                    27350              3000
iShares MSCI Japan Index       MSCI JAPAN       464286848      375    39150 SH       SOLE                    37750              1400
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      160    22750 SH       SOLE                    21100              1650